Taylor Frigon Core Growth Fund
	Schedule of Investments
	February 28, 2023 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
457,094	Compugen Ltd. * (Israel)		$ 361,196	1.08%

Communications Equipment, NEC
46,684	Napco Security Technologies, Inc. *		1,475,214	4.42%

Computer Storage Devices
41,581	Pure Storage, Inc. - Class A *		1,186,722	3.56%

Electromedical & Electrotherapeutic Apparatus
24,332	InMode Ltd. * (Israel)		859,163	2.58%

Electronic Components, NEC
9,415	Impinj, Inc. *		1,248,617	3.74%

Finance Services
9,031	Coinbase Global, Inc. - Class A *		585,480	1.76%

Food & Kindred Products
93,707	Real Good Food Company, Inc. - Class A *		365,457	1.10%

In Vitro & In Vivo Diagnostic Substances
1,593	IDEXX Laboratories, Inc. *		753,871	2.26%

IT Services
14,219	Cloudflare, Inc. - Class A *		853,282
76,132	Grid Dynamics Holdings, Inc. - Class A *		886,938
3,320	MongoDB, Inc. - Class A *		695,606
4,773	NICE Ltd. * **		989,968
5,945	Twilio Inc. - Class A *		399,564
			3,825,358	11.47%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,796	Edwards Lifesciences Corporation *		466,230	1.40%

Printed Circuit Boards
215,903	Nano Dimension Ltd. * **		634,755	1.90%

Printing Trades Machinery & Equipment
24,844	Kornit Digital Ltd. * (Israel)		509,302	1.53%

Radio & TV Broadcasting & Communications Equipment
71,155	Vuzix Corporation *		295,293	0.89%

Retail - Auto Dealers & Gasoline Stations
46,682	Carvana Co. - Class A *		439,745	1.32%

Retail - Eating & Drinking Places
30,849	Dutch Bros Inc. - Class A *		1,028,814	3.09%

Retail - Shoe Stores
17,899	Boot Barn Holdings, Inc. *		1,386,278	4.16%

Semiconductors & Related Devices
2,653	Monolithic Power Systems, Inc.		1,284,821
169,289	QuickLogic Corporation *		963,254
			2,248,075	6.74%

Services - Business Services, NEC
20,787	Fiverr International Ltd. * (Israel)		823,373
62,819	Repay Holdings Corporation - Class A *		532,705
			1,356,078	4.07%

Services - Computer Integrated Systems Design
33,836	Ebix, Inc.		588,070	1.76%

Services - Computer Programming Services
2,605	EPAM Systems, Inc. *		801,428	2.40%

Services - Computer Programming, Data Processing, Etc.
8,458	Wix.com Ltd. * (Israel)		765,703	2.30%

Services - Help Supply Services
12,438	TTEC Holdings, Inc.		500,754	1.50%

Services - Miscellaneous Business Services
6,571	NV5 Global, Inc. *		691,401	2.07%

Services - Prepackaged Software
12,115	Alteryx, Inc. - Class A *		791,231
6,107	Bill.com Holdings, Inc. *		516,835
8,104	CyberArk Software Ltd. * (Israel)		1,173,216
19,199	Procore Technologies, Inc. *		1,286,141
74,016	Zuora, Inc. - Class A *		626,916
			4,394,339	13.18%

Special Industry Machinery, NEC
149,955	Velo3D, Inc. *		475,357	1.43%

State Commercial Banks
11,895	Silvergate Capital Corporation - Class A *		165,460	0.50%

Surgical & Medical Instruments & Apparatus
192,913	Apyx Medical Corporation *		626,967
27,569	Brainsway Ltd. * **		53,484
37,078	ClearPoint Neuro, Inc. *		314,421
19,252	Glaukos Corporation *		909,272
11,057	NovoCure Limited (Jersey) *		851,057
18,357	PROCEPT BioRobotics Corporation *		687,470
394,876	Vapotherm, Inc. *		386,979
			3,829,650	11.47%

Telephone & Telegraph Apparatus
195,300	Akoustis Technologies, Inc. *		730,422
30,189	AudioCodes Ltd. (Israel)		487,552
			1,217,974	3.65%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
49,004	Nano-X Imaging Ltd. (Israel) *		357,239	1.07%

Total for Common Stocks (Cost $35,038,090)			32,813,023	98.40%

WARRANTS

238,095	Vapotherm, Inc. Warrant * *** (expires 2/10/2028)		-	0.00%

Total for Warrants (Cost $14,286)

	Total Investments		32,813,023
	(Cost - $35,052,376)

	Other Assets in Excess of Liabilities		534,756	1.60%

	Net Assets		$ 33,347,779	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** Vapotherm, Inc. warrants expire February 10, 2028 with an exercise price of $1.17

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2023, was $35,052,376. At February 28, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 9,023,589
	Unrealized Depreciation		(11,262,942)
	Unrealized Depreciation		$ (2,239,353)

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which inludes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2023:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 32,813,023	$ -	$ -	$ 32,813,023
Warrants	-	-	-	-
Total	$ 32,813,023	$ -	$ -	$ 32,813,023

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended February 28, 2023.